MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 21, 2013

TO THE

PROSPECTUS DATED APRIL 29, 2013, AS AMENDED

BLACKROCK LARGE CAP CORE PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the BlackRock Large Cap Core Portfolio (the “Portfolio”) from BlackRock Advisors, LLC (“BlackRock”) to Wellington Management Company, LLP (“Wellington Management”) to be effective on or about February 3, 2014, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and Wellington Management. Effective on or about February 3, 2014, the name of the Portfolio will change to WMC Large Cap Research Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to BlackRock will change to Wellington Management. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to BlackRock in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective on or about February 3, 2014:

In the Portfolio Summary, the disclosure in the section entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Long-term capital appreciation.

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

	Class A	Class B	Class E
Management Fee	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.05%	0.05%	0.05%

Total Annual Portfolio Operating Expenses	0.64%	0.89%	0.79%
Fee Waiver*	(0.05%)	(0.05%)	(0.05%)

Net Operating Expenses	0.59%	0.84%	0.74%

*	Restated to reflect that MetLife Advisers, LLC (“MetLife Advisers”) has contractually agreed, for the period on or about February 3, 2014 through April 30, 2014, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.555% of the first $500 million of the Portfolio’s average daily net assets, 0.530% of such assets over $500 million up to $1 billion, 0.505% of such assets over $1 billion up to $21.25 billion and 0.500% of such assets over $21.25 billion. In addition, MetLife Advisers has agreed, for the period from on or about February 3, 2014 through April 30, 2014, to waive a portion of the Management Fee reflecting a portion of the savings from the application of a discount to the aggregate subadvisory fees payable by MetLife Advisers to Wellington Management that is calculated when the assets of the Portfolio are aggregated with those of certain other portfolios. These arrangements may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled “Example” is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after April 30, 2014. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$60	$200	$353	$796
Class B	$86	$280	$490	$1,095
Class E	$76	$248	$435	$976

In the Portfolio Summary, the disclosure in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Wellington Management Company, LLP (“Wellington Management”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity securities of U.S. companies and, to a lesser extent, foreign companies. Under normal circumstances, the Portfolio invests at least 80% of its assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index or the S&P 500 Index. As of September 30, 2013, this market capitalization range was between $888 million and $493 billion. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants.

In managing the Portfolio, Wellington Management allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices. Wellington Management may invest up to 15% of the Portfolio’s total net assets in securities of foreign issuers and non-dollar denominated securities.

In analyzing a prospective investment for the Portfolio, Wellington Management utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

In the Portfolio Summary, the disclosures concerning the following risks are deleted in their entirety from the section entitled “Principal Risks”: Portfolio Turnover Risk and Derivatives Risk.

In the Portfolio Summary, the following disclosures are added at the end of the section entitled “Principal Risks”:

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

In the Portfolio Summary, the disclosure in the first and second paragraphs of the section entitled “Past Performance” is deleted in its entirety and replaced with the following:

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective on or about February 3, 2014, Wellington Management became the subadviser to the Portfolio. Investment performance prior to that date is attributable to former investment subadvisers to the Portfolio and the Portfolio’s predecessor fund. Effective on or about February 3, 2014, the S&P 500 Index replaced the Russell 1000 Index as the primary benchmark of the Portfolio, and the Russell 1000 Index became the secondary benchmark. These benchmark changes were made because the S&P 500 Index more precisely reflects the market in which the Portfolio invests.

In the Portfolio Summary, the Average Annual Total Return table in the section entitled “Past Performance” is deleted in its entirety and replaced with the following:

Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	13.59%	-0.74%	6.32%	—	—
Class B	13.32%	-0.99%	N/A	-0.71%	4-30-07
Class E	13.51%	-0.87%	N/A	-0.60%	4-30-07
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	16.00%	1.66%	7.10%	—	—
Russell 1000 Index (reflects no deduction for mutual fund fees or expenses)	16.42%	1.92%	7.52%	—	—